Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (65,575,030)	€ (57,375,574)	€ (35,789,166)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(19,132,307)	(13,334,350)	(7,988,096)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(30,690,293)	(27,653,658)	(16,944,557)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(8,977,187)	(4,853,822)	(3,891,479)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(6,500,986)	(11,181,355)	(6,325,068)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses			(500,000)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (274,257)	€ (352,389)	€ (139,966)